Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income (loss)	$ 7,428	$ 6,377	$ 15,161	$ 12,679
Non-interest income (loss)	4,938	4,886	9,431	9,865
Total revenue	12,366	11,263	24,592	22,544
Provision for (recovery of) credit losses	599	27	1,289	99
Insurance claims and related expenses	804	592	1,780	1,348
Non-interest expenses	6,987	6,033	15,303	12,000
Income (loss) before income taxes and share of net income from investment in Schwab	3,976	4,611	6,220	9,097
Provision for (recovery of) income taxes	866	1,002	1,813	1,986
Net income (loss)	3,351	3,811	4,933	7,544
Total assets	1,926,452		1,926,452		$ 1,917,528
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	241	202	526	433
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,377	2,933	6,916	5,809
Non-interest income (loss)	1,027	1,019	2,077	2,063
Total revenue	4,404	3,952	8,993	7,872
Provision for (recovery of) credit losses	247	60	574	92
Insurance claims and related expenses	0		0
Non-interest expenses	1,903	1,759	3,766	3,448
Income (loss) before income taxes and share of net income from investment in Schwab	2,254	2,133	4,653	4,332
Provision for (recovery of) income taxes	629	565	1,299	1,146
Net income (loss)	1,625	1,568	3,354	3,186
Total assets	535,969		535,969		526,374
Canadian Personal and Commercial Banking [Member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0		0
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,034	2,079	6,203	4,194
Non-interest income (loss)	558	864	1,154	1,535
Total revenue	3,592	2,943	7,357	5,729
Provision for (recovery of) credit losses	190	(18)	390	3
Insurance claims and related expenses	0		0
Non-interest expenses	2,050	1,632	4,121	3,229
Income (loss) before income taxes and share of net income from investment in Schwab	1,352	1,329	2,846	2,497
Provision for (recovery of) income taxes	190	186	396	334
Net income (loss)	1,412	1,367	3,001	2,639
Total assets	571,230		571,230		585,297
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	250	224	551	476
Wealth Management And Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	258	215	539	424
Non-interest income (loss)	2,477	2,456	5,098	5,045
Total revenue	2,735	2,671	5,637	5,469
Provision for (recovery of) credit losses	1		1	1
Insurance claims and related expenses	804	592	1,780	1,348
Non-interest expenses	1,166	1,173	2,348	2,353
Income (loss) before income taxes and share of net income from investment in Schwab	764	906	1,508	1,767
Provision for (recovery of) income taxes	201	238	395	463
Net income (loss)	563	668	1,113	1,304
Total assets	22,313		22,313		23,721
Wealth Management And Insurance [Member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0		0
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	498	759	1,023	1,468
Non-interest income (loss)	919	491	1,739	1,128
Total revenue	1,417	1,250	2,762	2,596
Provision for (recovery of) credit losses	12	(9)	44	(14)
Insurance claims and related expenses	0		0
Non-interest expenses	1,189	776	2,072	1,540
Income (loss) before income taxes and share of net income from investment in Schwab	216	483	646	1,070
Provision for (recovery of) income taxes	66	124	165	277
Net income (loss)	150	359	481	793
Total assets	641,452		641,452		635,094
Wholesale Banking [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0		0
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	261	391	480	784
Non-interest income (loss)	(43)	56	(637)	94
Total revenue	218	447	(157)	878
Provision for (recovery of) credit losses	149	(6)	280	17
Insurance claims and related expenses	0		0
Non-interest expenses	679	693	2,996	1,430
Income (loss) before income taxes and share of net income from investment in Schwab	(610)	(240)	(3,433)	(569)
Provision for (recovery of) income taxes	(220)	(111)	(442)	(234)
Net income (loss)	(399)	(151)	(3,016)	(378)
Total assets	155,488		155,488		$ 147,042
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (9)	$ (22)	$ (25)	$ (43)